CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
CONSOLIDATED STATEMENTS OF CASH FLOWS
Net income	$ 27,048,063	¥ 176,737,444	¥ 63,710,958	¥ 128,854,649
Adjustments to reconcile net income to net cash provided by operating activities:
Interest income on held-to-maturity debt securities			(1,587,889)	(9,191,349)
Impairment loss of property, plant and equipment		0	0	7,020,788
(Gain)/loss on disposal of property, plant and equipment			(3,743,590)	242,575
Deferred income taxes			1,755,197	(1,755,197)
Depreciation	17,265,513	112,816,310	115,744,856	119,717,245
Amortization expense	433,500	2,832,576	4,828,862	6,658,821
Amortized debt issuance costs associated to the bonds	216,023	1,411,537	672,831	5,134,902
Changes in operating assets and liabilities:
Trade accounts receivable	(14,403,572)	(94,115,818)	99,898,697	15,960,712
Inventories	25,778,735	168,443,408	(163,787,747)	57,913,533
Prepaid expenses and other current assets	(46,027,918)	(300,755,630)	87,668,833	(276,206,763)
Trade accounts payable	2,027,391	13,247,376	1,351,129	5,236,453
Accrued expenses and other payables	798,766	5,219,296	(32,647,208)	(8,712,481)
Income tax payable	8,336,957	54,475,346	(13,932,965)	19,969,814
Net cash provided by operating activities	21,473,458	140,311,845	159,931,964	70,843,702
Cash flows from investing activities:
Restricted bank deposits				62,370,000
Purchases of property, plant and equipment and construction in progress	(145,389)	(950,000)	(3,592,397)	(22,453,760)
Purchases of held-to-maturity debt securities				(98,720,762)
Proceeds from disposal of property, plant and equipment			3,743,590	5,012,504
Net cash provided by/ (used in) investing activities	(145,389)	(950,000)	151,193	(53,792,018)
Cash flows from financing activities:
Proceeds from borrowings	134,808,701	880,867,011	961,870,000	793,200,000
Repayments of borrowings	(166,412,109)	(1,087,370,000)	(893,900,000)	(965,000,000)
Settlement of bonds			(221,279,238)	(180,000,000)
Proceeds from the issuance of bonds, net of debt issuance costs paid			292,924,529
Net cash provided by/(used in) financing activities	(31,603,408)	(206,502,989)	139,615,291	(351,800,000)
Effect of foreign currency exchange translation	9,390	61,376	10	(51,245)
Net increase/ (decrease) in cash	(10,265,949)	(67,079,768)	299,698,458	(334,799,561)
Cash-beginning of year	121,717,894	795,329,065	495,630,607	830,430,168
Cash-end of year	111,451,945	728,249,297	795,329,065	495,630,607
Supplemental disclosure of cash flow information:
Cash paid for income taxes	679,064	4,437,138	33,414,753	24,736,935
Cash paid for interest	9,916,593	64,796,999	76,584,346	65,676,931
Non-cash investing activities:
Accrued fixed asset purchases	$ 296,399	¥ 1,936,729		¥ 2,121,712
Offsetting other payables to the debt securities issuer for the principal amounts of held-to-maturity debt securities to be received upon matured			98,720,762
Non-cash financing activities:
Offsetting other receivables from the bonds holder upon the settlement of bonds			¥ 98,720,762